Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 4,646,389	$ 3,667,888
Cost of revenues	(2,994,601)	(2,104,452)
Gross profit	1,651,788	1,563,436
Operating expenses:
Selling expenses	125,535	72,735
General and administrative expenses	1,512,909	582,702
Research and development expenses	288,182	224,756
Total operating expenses	1,926,626	880,193
(Loss) income from operations	(274,838)	683,243
Other income (expenses):
Government subsidies		2,886
Interest income	579	3,289
Interest expense	(15,749)	(27,474)
Other income, net	16,618	6,570
Total other income (expenses), net	1,448	(14,729)
(Loss) income before income taxes	(273,390)	668,514
Benefit from (provision for) income taxes	7,548	(106,187)
Net (loss) income	(265,842)	562,327
Comprehensive income (loss)
Net (loss) income	(265,842)	562,327
Foreign currency translation loss	(12,400)	(244,187)
Total comprehensive (loss) income	$ (278,242)	$ 318,140
(Losses)/earnings per share
Basic (in Dollars per share)	$ (0.05)	$ 0.11
Diluted (in Dollars per share)	$ (0.05)	$ 0.11
Weighted average number of ordinary shares outstanding
Basic (in Shares)	5,448,846	5,000,000
Diluted (in Shares)	5,448,846	5,000,000